Vanguard® 500 Index Fund
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (8.9%)
	Meta Platforms Inc. Class A	55,450,389	26,925,600
*	Alphabet Inc. Class A	148,523,076	22,416,588
*	Alphabet Inc. Class C	124,356,897	18,934,581
*	Netflix Inc.	10,807,454	6,563,691
	Walt Disney Co.	46,233,210	5,657,095
	Verizon Communications Inc.	105,966,507	4,446,355
	Comcast Corp. Class A	99,859,946	4,328,929
	AT&T Inc.	180,214,340	3,171,772
	T-Mobile US Inc.	13,162,512	2,148,385
	Electronic Arts Inc.	6,132,253	813,566
*	Charter Communications Inc. Class A	2,488,423	723,210
*	Take-Two Interactive Software Inc.	3,996,603	593,456
*	Warner Bros Discovery Inc.	55,938,153	488,340
	Omnicom Group Inc.	4,991,673	482,994
*	Live Nation Entertainment Inc.	3,576,961	378,335
	News Corp. Class A	12,514,696	327,635
	Interpublic Group of Cos. Inc.	9,657,670	315,130
*	Match Group Inc.	6,853,933	248,661
	Fox Corp. Class A	5,953,483	186,165
	Paramount Global Class B	12,171,376	143,257
	Fox Corp. Class B	3,417,580	97,811
	News Corp. Class B	4,796	130
			99,391,686
Consumer Discretionary (10.3%)
*	Amazon.com Inc.	230,388,683	41,557,511
*	Tesla Inc.	69,835,241	12,276,337
	Home Depot Inc.	25,084,921	9,622,576
	McDonald's Corp.	18,281,923	5,154,588
	Lowe's Cos. Inc.	14,495,347	3,692,400
	Booking Holdings Inc.	879,379	3,190,281
	TJX Cos. Inc.	28,724,611	2,913,250
	NIKE Inc. Class B	30,676,197	2,882,949
	Starbucks Corp.	28,532,812	2,607,614
*	Chipotle Mexican Grill Inc.	691,130	2,008,956
*	Airbnb Inc. Class A	10,977,933	1,810,920
*	O'Reilly Automotive Inc.	1,488,862	1,680,746
	Marriott International Inc. Class A	6,217,963	1,568,854
*	AutoZone Inc.	435,827	1,373,574
	Hilton Worldwide Holdings Inc.	6,355,541	1,355,700
	General Motors Co.	29,101,926	1,319,772
	Ford Motor Co.	98,336,504	1,305,909
	Ross Stores Inc.	8,485,158	1,245,282

		Shares	Market Value ($000)
	DR Horton Inc.	7,526,800	1,238,535
*,1	Lululemon Athletica Inc.	2,894,317	1,130,665
	Lennar Corp. Class A	6,228,806	1,071,230
	Yum! Brands Inc.	7,082,808	982,031
*	Royal Caribbean Cruises Ltd.	5,945,864	826,535
	Tractor Supply Co.	2,724,976	713,181
	eBay Inc.	13,081,132	690,422
*	NVR Inc.	80,530	652,290
	PulteGroup Inc.	5,345,581	644,784
*	Ulta Beauty Inc.	1,223,973	639,991
*	Deckers Outdoor Corp.	647,149	609,135
	Garmin Ltd.	3,857,711	574,297
*	Aptiv plc	7,030,645	559,991
	Genuine Parts Co.	3,533,589	547,459
	Darden Restaurants Inc.	3,009,767	503,083
	Las Vegas Sands Corp.	9,309,243	481,288
*	Expedia Group Inc.	3,294,784	453,856
	Domino's Pizza Inc.	879,146	436,830
*	Carnival Corp.	25,393,312	414,927
	Best Buy Co. Inc.	4,830,196	396,221
	Pool Corp.	974,814	393,337
	LKQ Corp.	6,747,074	360,361
*	CarMax Inc.	3,980,187	346,714
*	MGM Resorts International	6,887,836	325,175
	Bath & Body Works Inc.	5,694,564	284,842
	Tapestry Inc.	5,781,092	274,486
	Wynn Resorts Ltd.	2,401,923	245,549
*	Caesars Entertainment Inc.	5,440,548	237,970
*	Norwegian Cruise Line Holdings Ltd.	10,722,506	224,422
*	Etsy Inc.	3,018,233	207,413
	BorgWarner Inc. (XNYS)	5,789,714	201,135
	Hasbro Inc.	3,289,089	185,899
	Ralph Lauren Corp.	984,302	184,813
*	Mohawk Industries Inc.	1,332,248	174,378
	VF Corp.	8,330,325	127,787
	Lennar Corp. Class B	781	120
			114,908,371
Consumer Staples (6.0%)
	Procter & Gamble Co.	59,305,933	9,622,388
	Costco Wholesale Corp.	11,183,807	8,193,593
	Walmart Inc.	107,884,376	6,491,403
	PepsiCo Inc.	34,641,836	6,062,668
	Coca-Cola Co.	98,072,738	6,000,090
	Philip Morris International Inc.	39,129,377	3,585,034
	Mondelez International Inc. Class A	33,934,834	2,375,438
	Target Corp.	11,635,966	2,062,010
	Altria Group Inc.	44,444,775	1,938,681
	Colgate-Palmolive Co.	20,751,833	1,868,703
*	Monster Beverage Corp.	18,618,248	1,103,690
	Constellation Brands Inc. Class A	4,054,263	1,101,787
	Kimberly-Clark Corp.	8,490,827	1,098,288
	Sysco Corp.	12,547,639	1,018,617
	General Mills Inc.	14,310,118	1,001,279
	Kenvue Inc.	43,439,964	932,222
	Estee Lauder Cos. Inc. Class A	5,870,977	905,011
	Kroger Co.	15,682,179	895,923
	Dollar General Corp.	5,532,683	863,430
	Archer-Daniels-Midland Co.	13,444,004	844,418

		Shares	Market Value ($000)
	Keurig Dr Pepper Inc.	26,251,969	805,148
	Kraft Heinz Co.	20,096,909	741,576
	Hershey Co.	3,777,911	734,804
*	Dollar Tree Inc.	5,214,907	694,365
	Church & Dwight Co. Inc.	6,211,027	647,872
	McCormick & Co. Inc.	6,337,434	486,778
	Clorox Co.	3,127,884	478,910
	Tyson Foods Inc. Class A	7,217,164	423,864
	Walgreens Boots Alliance Inc.	18,034,253	391,163
	Lamb Weston Holdings Inc.	3,638,752	387,636
	Kellanova	6,647,688	380,846
	Bunge Global SA	3,661,963	375,424
	Conagra Brands Inc.	12,048,444	357,116
	J M Smucker Co.	2,675,738	336,795
	Molson Coors Beverage Co. Class B	4,666,424	313,817
	Hormel Foods Corp.	7,304,877	254,867
[1]	Brown-Forman Corp. Class B	4,555,878	235,174
	Campbell Soup Co.	4,959,998	220,472
			66,231,300
Energy (3.9%)
	Exxon Mobil Corp.	100,086,909	11,634,102
	Chevron Corp.	43,709,445	6,894,728
	ConocoPhillips	29,693,765	3,779,422
	Schlumberger NV	35,978,202	1,971,965
	EOG Resources Inc.	14,698,318	1,879,033
	Marathon Petroleum Corp.	9,275,196	1,868,952
	Phillips 66	10,837,819	1,770,249
	Pioneer Natural Resources Co.	5,888,499	1,545,731
	Valero Energy Corp.	8,581,264	1,464,736
	Williams Cos. Inc.	30,660,783	1,194,851
	ONEOK Inc.	14,682,892	1,177,127
	Occidental Petroleum Corp.	16,589,816	1,078,172
	Hess Corp.	6,937,893	1,059,000
	Diamondback Energy Inc.	4,511,639	894,072
	Kinder Morgan Inc.	48,742,505	893,938
	Halliburton Co.	22,437,353	884,481
	Baker Hughes Co.	25,218,161	844,808
	Devon Energy Corp.	16,149,741	810,394
	Targa Resources Corp.	5,620,728	629,465
	Coterra Energy Inc.	18,958,899	528,574
	Marathon Oil Corp.	14,755,323	418,166
	EQT Corp.	10,367,372	384,319
	APA Corp.	9,105,070	313,032
			43,919,317
Financials (13.1%)
*	Berkshire Hathaway Inc. Class B	45,857,807	19,284,125
	JPMorgan Chase & Co.	72,865,573	14,594,974
	Visa Inc. Class A	39,612,800	11,055,140
	Mastercard Inc. Class A	20,794,253	10,013,888
	Bank of America Corp.	173,531,235	6,580,304
	Wells Fargo & Co.	90,706,651	5,257,357
	S&P Global Inc.	8,097,046	3,444,888
	American Express Co.	14,413,341	3,281,774
	Goldman Sachs Group Inc.	7,568,722	3,161,379
	Progressive Corp.	14,751,937	3,050,996
	Citigroup Inc.	47,959,579	3,032,964
	Morgan Stanley	31,572,054	2,972,825

		Shares	Market Value ($000)
	BlackRock Inc.	3,524,573	2,938,436
	Charles Schwab Corp.	37,509,589	2,713,444
	Chubb Ltd.	10,214,522	2,646,889
	Marsh & McLennan Cos. Inc.	12,400,395	2,554,233
*	Fiserv Inc.	15,126,954	2,417,590
	Blackstone Inc.	18,131,093	2,381,882
	Intercontinental Exchange Inc.	14,432,631	1,983,476
	CME Group Inc.	9,073,457	1,953,425
*	PayPal Holdings Inc.	27,011,457	1,809,497
	US Bancorp	39,244,062	1,754,210
	Aon plc Class A (XNYS)	5,046,269	1,684,041
	PNC Financial Services Group Inc.	10,032,144	1,621,194
	Moody's Corp.	3,966,735	1,559,046
	Capital One Financial Corp.	9,587,974	1,427,553
	American International Group Inc.	17,694,012	1,383,141
	Arthur J Gallagher & Co.	5,464,372	1,366,312
	Travelers Cos. Inc.	5,751,797	1,323,719
	Truist Financial Corp.	33,616,671	1,310,378
	MetLife Inc.	15,472,212	1,146,646
	Allstate Corp.	6,615,938	1,144,623
	Aflac Inc.	13,269,926	1,139,356
	MSCI Inc.	1,993,484	1,117,248
	Fidelity National Information Services Inc.	14,932,995	1,107,730
	Ameriprise Financial Inc.	2,525,517	1,107,288
	Bank of New York Mellon Corp.	19,139,895	1,102,841
	Prudential Financial Inc.	9,098,713	1,068,189
*	Arch Capital Group Ltd.	9,350,827	864,390
	Discover Financial Services	6,302,641	826,213
	Hartford Financial Services Group Inc.	7,522,717	775,216
	Willis Towers Watson plc	2,584,297	710,682
	Global Payments Inc.	5,207,893	696,087
	T Rowe Price Group Inc.	5,643,749	688,086
	Fifth Third Bancorp	17,169,681	638,884
	M&T Bank Corp.	4,187,785	609,071
	Raymond James Financial Inc.	4,741,699	608,929
	Nasdaq Inc.	9,578,208	604,385
	State Street Corp.	7,607,583	588,218
*	Corpay Inc.	1,819,754	561,467
	Brown & Brown Inc.	5,952,816	521,109
	Huntington Bancshares Inc.	36,505,308	509,249
	Cincinnati Financial Corp.	3,956,879	491,326
	Regions Financial Corp.	23,289,593	490,013
	Cboe Global Markets Inc.	2,660,431	488,801
	Principal Financial Group Inc.	5,529,447	477,247
	Northern Trust Corp.	5,168,193	459,556
	W R Berkley Corp.	5,107,588	451,715
	Synchrony Financial	10,254,142	442,159
	FactSet Research Systems Inc.	959,939	436,187
	Everest Group Ltd.	1,093,874	434,815
	Citizens Financial Group Inc.	11,751,404	426,458
	KeyCorp.	23,605,254	373,199
	Loews Corp.	4,590,623	359,400
	Jack Henry & Associates Inc.	1,837,369	319,206
	Globe Life Inc.	2,159,942	251,352
	Assurant Inc.	1,309,179	246,440
	Franklin Resources Inc.	7,566,620	212,698
	MarketAxess Holdings Inc.	955,643	209,525
	Invesco Ltd.	11,088,080	183,951

		Shares	Market Value ($000)
	Comerica Inc.	3,324,346	182,806
			145,631,841
Health Care (12.4%)
	Eli Lilly & Co.	20,098,200	15,635,596
	UnitedHealth Group Inc.	23,312,093	11,532,492
	Johnson & Johnson	60,673,460	9,597,935
	Merck & Co. Inc.	63,867,826	8,427,360
	AbbVie Inc.	44,498,830	8,103,237
	Thermo Fisher Scientific Inc.	9,738,172	5,659,923
	Abbott Laboratories	43,755,981	4,973,305
	Danaher Corp.	16,575,286	4,139,180
	Pfizer Inc.	142,314,014	3,949,214
	Amgen Inc.	13,484,225	3,833,835
*	Intuitive Surgical Inc.	8,880,045	3,543,937
	Elevance Health Inc.	5,922,050	3,070,820
	Stryker Corp.	8,522,643	3,049,998
	Medtronic plc	33,513,075	2,920,665
	Bristol-Myers Squibb Co.	51,284,868	2,781,178
*	Vertex Pharmaceuticals Inc.	6,495,055	2,714,998
	Cigna Group	7,372,382	2,677,575
*	Regeneron Pharmaceuticals Inc.	2,662,633	2,562,758
	CVS Health Corp.	31,716,075	2,529,674
*	Boston Scientific Corp.	36,923,335	2,528,879
	Gilead Sciences Inc.	31,404,456	2,300,376
	Zoetis Inc.	11,571,525	1,958,018
	Becton Dickinson & Co.	7,281,112	1,801,711
	McKesson Corp.	3,312,013	1,778,054
	HCA Healthcare Inc.	4,992,275	1,665,074
*	Edwards Lifesciences Corp.	15,286,538	1,460,782
*	DexCom Inc.	9,717,082	1,347,759
*	IQVIA Holdings Inc.	4,599,585	1,163,189
*	IDEXX Laboratories Inc.	2,093,245	1,130,206
	Agilent Technologies Inc.	7,386,555	1,074,818
	Humana Inc.	3,079,657	1,067,779
*	Centene Corp.	13,471,537	1,057,246
	Cencora Inc.	4,173,105	1,014,023
	GE Healthcare Inc.	10,673,471	970,325
*	Moderna Inc.	8,360,655	890,911
*	Biogen Inc.	3,652,177	787,519
	West Pharmaceutical Services Inc.	1,865,231	738,091
	ResMed Inc.	3,707,280	734,153
*	Mettler-Toledo International Inc.	541,349	720,693
	Zimmer Biomet Holdings Inc.	5,267,169	695,161
	Cardinal Health Inc.	6,130,466	685,999
*	Molina Healthcare Inc.	1,461,836	600,566
*	Align Technology Inc.	1,795,250	588,698
	STERIS plc	2,490,421	559,897
*	Illumina Inc.	4,002,423	549,613
	Baxter International Inc.	12,799,257	547,040
*	Waters Corp.	1,490,182	512,965
	Cooper Cos. Inc.	5,008,969	508,210
	Laboratory Corp. of America Holdings	2,139,898	467,482
*	Hologic Inc.	5,915,897	461,203
	Quest Diagnostics Inc.	2,797,800	372,415
	Viatris Inc.	30,235,509	361,012
*	Charles River Laboratories International Inc.	1,293,569	350,493
	Revvity Inc.	3,110,109	326,561
*	Insulet Corp.	1,760,619	301,770

		Shares	Market Value ($000)
	Universal Health Services Inc. Class B	1,537,610	280,552
	Bio-Techne Corp.	3,960,376	278,771
	Teleflex Inc.	1,184,330	267,860
*	Incyte Corp.	4,687,729	267,060
*	Catalent Inc.	4,555,241	257,143
*	Henry Schein Inc.	3,275,059	247,333
*	DaVita Inc.	1,358,400	187,527
*	Bio-Rad Laboratories Inc. Class A	527,496	182,445
	DENTSPLY SIRONA Inc.	5,339,453	177,216
*,2	ABIOMED Inc. CVR	180	—
			137,928,278
Industrials (8.8%)
	General Electric Co.	27,430,300	4,814,841
	Caterpillar Inc.	12,831,207	4,701,739
*	Uber Technologies Inc.	51,866,209	3,993,179
	Union Pacific Corp.	15,368,968	3,779,690
	Honeywell International Inc.	16,615,982	3,410,430
	RTX Corp.	33,438,487	3,261,256
	Eaton Corp. plc	10,063,865	3,146,769
*	Boeing Co.	14,455,499	2,789,767
	United Parcel Service Inc. Class B (XNYS)	18,229,952	2,709,518
	Deere & Co.	6,561,158	2,694,930
	Automatic Data Processing Inc.	10,353,956	2,585,797
	Lockheed Martin Corp.	5,419,115	2,464,993
	Waste Management Inc.	9,237,964	1,969,072
	CSX Corp.	49,806,245	1,846,318
	Illinois Tool Works Inc.	6,853,561	1,839,016
	Parker-Hannifin Corp.	3,236,505	1,798,817
	TransDigm Group Inc.	1,401,531	1,726,126
	Trane Technologies plc	5,735,479	1,721,791
	Northrop Grumman Corp.	3,554,831	1,701,555
	FedEx Corp.	5,794,510	1,678,901
	Emerson Electric Co.	14,409,077	1,634,278
	PACCAR Inc.	13,183,827	1,633,344
	General Dynamics Corp.	5,722,597	1,616,576
	Cintas Corp.	2,171,675	1,492,006
	3M Co.	13,930,438	1,477,602
	Norfolk Southern Corp.	5,693,144	1,451,012
*	Copart Inc.	22,025,317	1,275,706
	Carrier Global Corp.	21,057,248	1,224,058
	United Rentals Inc.	1,693,502	1,221,201
	WW Grainger Inc.	1,113,350	1,132,611
	Johnson Controls International plc	17,176,598	1,121,975
	Fastenal Co.	14,422,306	1,112,537
	AMETEK Inc.	5,817,176	1,063,962
	L3Harris Technologies Inc.	4,777,637	1,018,114
	Otis Worldwide Corp.	10,219,908	1,014,530
	Cummins Inc.	3,435,049	1,012,137
	Paychex Inc.	8,071,842	991,222
	Old Dominion Freight Line Inc.	4,510,177	989,127
	Republic Services Inc.	5,155,067	986,886
	Ingersoll Rand Inc. (XYNS)	10,202,528	968,730
	Quanta Services Inc.	3,661,587	951,280
	Verisk Analytics Inc.	3,654,480	861,471
	Rockwell Automation Inc.	2,888,238	841,430
	Equifax Inc.	3,107,753	831,386
	Xylem Inc.	6,076,329	785,305
	Delta Air Lines Inc.	16,139,498	772,598

		Shares	Market Value ($000)
	Fortive Corp.	8,839,243	760,352
	Howmet Aerospace Inc.	9,861,122	674,797
	Westinghouse Air Brake Technologies Corp.	4,515,562	657,827
*	Builders FirstSource Inc.	3,108,656	648,310
	Dover Corp.	3,526,234	624,813
	Broadridge Financial Solutions Inc.	2,968,315	608,089
	Hubbell Inc.	1,351,891	561,102
*	Axon Enterprise Inc.	1,775,613	555,554
	Veralto Corp.	5,526,951	490,019
	Jacobs Solutions Inc.	3,166,926	486,852
	Textron Inc.	4,940,310	473,924
	IDEX Corp.	1,906,117	465,131
	Leidos Holdings Inc.	3,465,571	454,302
	Expeditors International of Washington Inc.	3,664,117	445,447
	Southwest Airlines Co.	15,038,250	438,967
	Masco Corp.	5,539,940	436,990
	JB Hunt Transport Services Inc.	2,055,154	409,489
*	United Airlines Holdings Inc.	8,268,593	395,900
	Snap-on Inc.	1,330,306	394,063
	Stanley Black & Decker Inc.	3,864,272	378,428
	Nordson Corp.	1,367,528	375,441
	Pentair plc	4,166,071	355,949
	Rollins Inc.	7,075,720	327,394
	Allegion plc	2,212,276	298,016
	Huntington Ingalls Industries Inc.	997,874	290,850
	A O Smith Corp.	3,094,981	276,877
*	Dayforce Inc.	3,935,440	260,565
*	American Airlines Group Inc.	16,489,289	253,111
	Paycom Software Inc.	1,210,399	240,882
	CH Robinson Worldwide Inc.	2,939,968	223,849
	Robert Half Inc.	2,623,730	208,009
*	Generac Holdings Inc.	1,549,016	195,393
			97,782,281
Information Technology (29.5%)
	Microsoft Corp.	187,278,157	78,791,666
	Apple Inc.	365,847,962	62,735,609
	NVIDIA Corp.	62,254,258	56,250,457
	Broadcom Inc.	11,091,157	14,700,330
*	Advanced Micro Devices Inc.	40,724,555	7,350,375
	Salesforce Inc.	24,397,782	7,348,124
*	Adobe Inc.	11,390,644	5,747,719
	Accenture plc Class A	15,802,861	5,477,430
	Cisco Systems Inc.	102,417,985	5,111,682
	Oracle Corp.	40,185,309	5,047,677
	QUALCOMM Inc.	28,127,988	4,762,068
	Intel Corp.	106,563,491	4,706,909
	Intuit Inc.	7,055,645	4,586,169
	International Business Machines Corp.	23,062,204	4,403,958
	Applied Materials Inc.	20,971,439	4,324,940
	Texas Instruments Inc.	22,918,212	3,992,582
*	ServiceNow Inc.	5,166,908	3,939,251
	Micron Technology Inc.	27,823,132	3,280,069
	Lam Research Corp.	3,304,326	3,210,384
	Analog Devices Inc.	12,497,474	2,471,875
	KLA Corp.	3,408,442	2,381,035
*	Palo Alto Networks Inc.	7,946,928	2,257,961
*	Synopsys Inc.	3,844,205	2,196,963
*	Cadence Design Systems Inc.	6,857,192	2,134,507

		Shares	Market Value ($000)
*	Arista Networks Inc.	6,351,207	1,841,723
	Amphenol Corp. Class A	15,119,037	1,743,981
	NXP Semiconductors NV	6,496,767	1,609,704
	Roper Technologies Inc.	2,692,486	1,510,054
	Motorola Solutions Inc.	4,183,160	1,484,938
*	Autodesk Inc.	5,391,723	1,404,113
*	Super Micro Computer Inc.	1,269,101	1,281,830
	Microchip Technology Inc.	13,620,432	1,221,889
	TE Connectivity Ltd.	7,783,244	1,130,438
*	Fortinet Inc.	16,064,746	1,097,383
*	Gartner Inc.	1,964,659	936,494
	Cognizant Technology Solutions Corp. Class A	12,551,672	919,912
	CDW Corp.	3,376,274	863,583
	Monolithic Power Systems Inc.	1,210,505	820,020
*	ON Semiconductor Corp.	10,767,008	791,913
*	Fair Isaac Corp.	626,381	782,732
*	ANSYS Inc.	2,190,770	760,548
*	Keysight Technologies Inc.	4,401,243	688,266
	HP Inc.	21,979,128	664,209
	Corning Inc.	19,357,145	638,012
	Hewlett Packard Enterprise Co.	32,766,787	580,955
*	PTC Inc.	3,013,290	569,331
*	Western Digital Corp.	8,172,127	557,666
	NetApp Inc.	5,192,716	545,079
*	Teledyne Technologies Inc.	1,189,276	510,580
	Seagate Technology Holdings plc	4,910,872	456,957
*	First Solar Inc.	2,693,268	454,624
*	Tyler Technologies Inc.	1,061,737	451,249
	Skyworks Solutions Inc.	4,038,529	437,453
[1]	Teradyne Inc.	3,853,191	434,756
	Jabil Inc.	3,214,546	430,588
*	VeriSign Inc.	2,221,359	420,970
*	Enphase Energy Inc.	3,420,498	413,812
*	Akamai Technologies Inc.	3,802,041	413,510
*	Trimble Inc.	6,270,122	403,545
*	EPAM Systems Inc.	1,454,274	401,612
*	Zebra Technologies Corp. Class A	1,294,496	390,213
	Gen Digital Inc. (XNGS)	14,127,199	316,449
	Juniper Networks Inc.	8,113,050	300,670
*	F5 Inc.	1,481,779	280,931
*	Qorvo Inc.	2,434,099	279,508
			328,451,940
Materials (2.4%)
	Linde plc	12,221,217	5,674,555
	Sherwin-Williams Co.	5,935,156	2,061,458
	Freeport-McMoRan Inc.	36,143,311	1,699,458
	Ecolab Inc.	6,396,143	1,476,869
	Air Products and Chemicals Inc.	5,602,995	1,357,438
	Nucor Corp.	6,196,130	1,226,214
	Newmont Corp. (XNYS)	29,048,159	1,041,086
	Dow Inc.	17,700,670	1,025,400
	Corteva Inc.	17,687,912	1,020,062
	Martin Marietta Materials Inc.	1,557,734	956,355
	Vulcan Materials Co.	3,350,669	914,465
	PPG Industries Inc.	5,943,030	861,145
	DuPont de Nemours Inc.	10,840,581	831,147
	LyondellBasell Industries NV Class A	6,451,142	659,823
	Steel Dynamics Inc.	3,833,668	568,265

		Shares	Market Value ($000)
	International Flavors & Fragrances Inc.	6,434,085	553,267
	Ball Corp.	7,946,543	535,279
	Avery Dennison Corp.	2,029,297	453,041
	Celanese Corp.	2,524,126	433,796
	Packaging Corp. of America	2,241,754	425,440
	CF Industries Holdings Inc.	4,815,260	400,678
[1]	Albemarle Corp.	2,957,860	389,668
	Amcor plc	36,426,058	346,412
	International Paper Co.	8,727,104	340,532
	Westrock Co.	6,475,920	320,234
	Eastman Chemical Co.	2,956,111	296,261
	Mosaic Co.	8,239,946	267,469
	FMC Corp.	3,144,850	200,327
			26,336,144
Real Estate (2.3%)
	Prologis Inc.	23,287,665	3,032,520
	American Tower Corp.	11,749,278	2,321,540
	Equinix Inc.	2,366,184	1,952,883
	Welltower Inc.	13,949,073	1,303,401
	Simon Property Group Inc.	8,214,461	1,285,481
	Public Storage	3,988,510	1,156,907
	Crown Castle Inc.	10,930,733	1,156,799
	Realty Income Corp.	20,961,415	1,134,013
	Digital Realty Trust Inc.	7,632,889	1,099,441
*	CoStar Group Inc.	10,292,469	994,253
	Extra Space Storage Inc.	5,325,002	782,775
*	CBRE Group Inc. Class A	7,495,227	728,836
	VICI Properties Inc.	24,224,730	721,655
	AvalonBay Communities Inc.	3,576,369	663,631
	Weyerhaeuser Co.	18,390,835	660,415
	Iron Mountain Inc.	7,359,870	590,335
	SBA Communications Corp.	2,719,147	589,239
	Equity Residential	8,702,850	549,237
	Invitation Homes Inc.	14,495,605	516,188
	Alexandria Real Estate Equities Inc.	3,968,756	511,612
	Ventas Inc.	10,140,918	441,536
	Essex Property Trust Inc.	1,617,807	396,055
	Mid-America Apartment Communities Inc.	2,941,276	387,013
	Host Hotels & Resorts Inc.	17,782,192	367,736
	Healthpeak Properties Inc.	17,841,083	334,520
	Kimco Realty Corp.	16,786,463	329,183
	UDR Inc.	7,627,310	285,338
	Camden Property Trust	2,690,548	264,750
	Regency Centers Corp.	4,140,763	250,765
	Boston Properties Inc.	3,639,168	237,674
	Federal Realty Investment Trust	1,853,499	189,279
			25,235,010
Utilities (2.2%)
	NextEra Energy Inc.	51,712,174	3,304,925
	Southern Co.	27,488,013	1,971,990
	Duke Energy Corp.	19,432,828	1,879,349
	Constellation Energy Corp.	8,049,593	1,487,967
	American Electric Power Co. Inc.	13,254,404	1,141,204
	Sempra	15,864,519	1,139,548
	Dominion Energy Inc.	21,090,859	1,037,459
	Exelon Corp.	25,089,506	942,613
	PG&E Corp.	53,773,063	901,237

		Shares	Market Value ($000)
	Public Service Enterprise Group Inc.	12,558,305	838,644
	Consolidated Edison Inc.	8,704,716	790,475
	Xcel Energy Inc.	13,908,521	747,583
	Edison International	9,667,323	683,770
	WEC Energy Group Inc.	7,949,300	652,796
	American Water Works Co. Inc.	4,907,205	599,710
	DTE Energy Co.	5,202,412	583,398
	Entergy Corp.	5,330,713	563,350
	Eversource Energy	8,804,731	526,259
	PPL Corp.	18,576,698	511,416
	FirstEnergy Corp.	13,015,474	502,658
	Ameren Corp.	6,626,691	490,110
	CenterPoint Energy Inc.	15,911,479	453,318
	Atmos Energy Corp.	3,804,848	452,282
	CMS Energy Corp.	7,418,401	447,626
	NRG Energy Inc.	5,690,775	385,209
	Alliant Energy Corp.	6,429,671	324,055
	Evergy Inc.	5,789,400	309,038
	AES Corp.	16,876,391	302,594
	NiSource Inc.	10,414,859	288,075
	Pinnacle West Capital Corp.	2,857,618	213,550
			24,472,208
Total Common Stocks (Cost $627,807,953)			1,110,288,376
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 5.407% (Cost $1,470,530)	14,714,659	1,471,171
Total Investments (99.9%) (Cost $629,278,483)			1,111,759,547
Other Assets and Liabilities—Net (0.1%)			992,208
Net Assets (100%)			1,112,751,755
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,280,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $21,534,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	6,914	1,835,148	32,286

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Global Payments Inc.	8/30/24	BANA	181,109	(5.927)	—	(471)
Goldman Sachs Group Inc.	8/29/25	BANA	271,916	(6.027)	603	—
Invesco Ltd.	8/30/24	BANA	4,148	(5.877)	32	—
Kroger Co.	1/31/25	GSI	56,060	(5.234)	979	—
Netflix Inc.	8/30/24	BANA	60,733	(5.327)	—	(250)
VICI Properties Inc.	8/30/24	BANA	55,112	(5.977)	510	—
Visa Inc. Class A	8/30/24	BANA	69,770	(5.227)	—	(157)
					2,124	(878)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At March 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $25,522,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,110,288,376	—	—	1,110,288,376
Temporary Cash Investments	1,471,171	—	—	1,471,171
Total	1,111,759,547	—	—	1,111,759,547
Derivative Financial Instruments
Assets
Futures Contracts[1]	32,286	—	—	32,286
Swap Contracts	—	2,124	—	2,124
Total	32,286	2,124	—	34,410
Liabilities
Swap Contracts	—	878	—	878
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.